Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 67,235,000.00
Final Prospectus	true